Goodwill - Goodwill Impairment Testing Assumptions (Details)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible Assets [Abstract]
Growth rate	20.00%	20.00%	20.00%
Discount rate	11.40%	14.50%	15.70%
Terminal growth rate	1.50%	1.50%	1.50%